ORGANIZATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1.	ORGANIZATION AND GOING CONCERN

In February 2012, Gentor Resources Inc. (“the Company”) completed a corporate reorganization (the “Corporate Reorganization”), a result of which was to move the Company’s corporate jurisdiction from Florida to the Cayman Islands.  The Corporate Reorganization was affected by a two-step process involving a merger of Gentor Resources, Inc. (the Florida company which had been incorporated on March 24, 2005) with and into its wholly-owned Wyoming subsidiary, followed by a continuation of the surviving company into the Cayman Islands. The reorganization represents an acquisition of entities under common control as a result of the net asset transfer. The assets were transferred at their carrying amounts. The Company is an exploration stage corporation formed for the purpose of prospecting and developing mineral properties.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  For the year ended December 31, 2012, the Company had a loss from operations of $5,270,720 (year ended December 31, 2011 - $5,603,314, year ended December 31, 2010 - $3,610,465) and an accumulated deficit of $21,510,151 (December 31, 2011 – $16,239,433), which raise substantial doubt on the Company’s ability to continue on a going concern basis.

The Company intends to fund operations through equity financing arrangements, which may be insufficient to fund its capital expenditure, working capital and other cash requirements. The Company’s continued existence is dependent upon it emerging from the exploration stage, obtaining additional financing to continue operations, exploring and developing the mineral properties and the discovery, development and sale of ore reserves.

These consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.